RULE 497 FILING

Enclosed for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the KraneShares Dow Jones China Select Dividend ETF, KraneShares CSI New China ETF, KraneShares CSI China Internet ETF, KraneShares CSI China Consumer Discretionary ETF, KraneShares CSI China Consumer Staples ETF, KraneShares CSI China Urbanization ETF and KraneShares FTSE Emerging Markets Plus ETF (the “Funds”), each a series of KraneShares Trust. The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497 on December 10, 2015 (Accession Number: 0001144204-15-070262), which is incorporated herein by reference.